Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total gain on derivatives	$ 0	$ 99,286	$ 237,618
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	383,819	591,664	4,771,235
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Change in Fair Value	0	(1,126,863)	(570,539)
Interest Rate Swap — Realized (expense)/income	0	1,226,149	808,157
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Realized (expense)/income	$ 383,819	$ 591,664	$ 4,771,235